Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000011224 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.70%	[1]
C000011224 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%	[1]
C000011224 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.90%	[1]
C000011224 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
C000011224 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.30%	[1]
C000011224 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
C000011224 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000011224 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000011224 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000011224 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000011224 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000011224 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000011224 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000011224 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000011224 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000011226 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.70%	[2]
C000011226 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%	[2]
C000011226 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.90%	[2]
C000011226 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%	[2]
C000011226 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.30%	[2]
C000011226 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.10%	[2]
C000011226 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.30%	[2]
C000011226 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.20%	[2]
C000011226 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000011226 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000011226 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
C000011226 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000011226 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.70%	[2]
C000011226 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.70%	[2]
C000011226 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000201060 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.70%	[3]
C000201060 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%	[3]
C000201060 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.90%	[3]
C000201060 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%	[3]
C000201060 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.30%	[3]
C000201060 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.10%	[3]
C000201060 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.30%	[3]
C000201060 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
C000201060 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000201060 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000201060 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000201060 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000201060 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000201060 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000201060 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000011223 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.70%	[4]
C000011223 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.10%	[4]
C000011223 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.90%	[4]
C000011223 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%	[4]
C000011223 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.30%	[4]
C000011223 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.10%	[4]
C000011223 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.30%	[4]
C000011223 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	5.20%	[4]
C000011223 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
C000011223 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000011223 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.10%	[4]
C000011223 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000011223 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000011223 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000011223 [Member] | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.